MORTGAGE-BACKED SECURITIES (Details 2) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Term to Maturity of Held to Maturity, Amortized Cost
Total	$ 5,656,963	$ 7,234,139
Total mortgage-backed securities
Term to Maturity of Held to Maturity, Amortized Cost
Over one through five years	48,218
Over five through ten years	397,216
Over ten years	5,211,529
Total	5,656,963	7,234,139
Term to Maturity of Held to Maturity, Fair Value
Over one through five years	54,709
Over five through ten years	427,477
Over ten years	5,614,041
Fair Value	6,096,227	7,727,314
Term to Maturity of Available for Sale, Amortized Cost
Over one through five years	147,168
Over ten years	144,933
Total	292,101	2,751,665
Term to Maturity of Available for Sale, Fair Value
Over one through five years	158,105
Over ten years	168,217
Estimated Fair Value	326,322	2,751,871
Carrying values of mortgage-backed securities pledged	$ 5,700,000	$ 10,000,000